Revenues - Schedule of detailed information about number of customers who represented more than 10% of revenues (Details) - Customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
V2O5 revenues [Member]
Disclosure of products and services [line items]
Number of customers	4	4
V2O3 revenues [Member]
Disclosure of products and services [line items]
Number of customers	3	1
FeV revenues [Member]
Disclosure of products and services [line items]
Number of customers	1	2
Vanadium sales from contracts with customers [Member]
Disclosure of products and services [line items]
Number of customers	1	2
Ilmenite sales from contracts with customers [Member]
Disclosure of products and services [line items]
Number of customers	1	0